Commitments and Contingencies - Clinical support agreements (Details)		1 Months Ended	12 Months Ended	95 Months Ended
	Dec. 05, 2024 USD ($) installment $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Jan. 04, 2024 EUR (€)
Commitments and Contingencies
Research and development commitments			€ 8,566,000	€ 8,566,000		€ 9,828,334
Research and development expenditures			1,972,000	1,972,000
Clinical support agreement with Foundation Fighting Blindness (FFB)
Commitments and Contingencies
Funding received under agreement				6,300,000	$ 6,800,000
Repayments of previously received funding		€ 1,100,000
Research and development agreement with RSRT
Commitments and Contingencies
Maximum grant receivable for the initial phase of the project							€ 1,015,000
Maximum grant receivable for additional phase of the project | $	$ 8,150,000
Number of installments of one-time milestone payment due to counterparty following first commercial sale of product | installment	4
Payment term of first installment of one-time milestone payment due to counterparty following first commercial sale of product	60 days
Warrants, economic lifetime	7 years
Number of shares that can be purchased with issued warrants | shares	2,144,772
Exercise price of warrants | $ / shares	$ 3.73
Amount that counterparty can elect to receive in lieu of warrants if change of control transaction occurs | $	$ 16,300,000
Number of tranches through which amount that counterparty can elect to receive in lieu of warrants if change of control transaction occurs will be set off against the milestone payment | installment	4
Percentage of royalties payable to counterparty if entity licenses out the program	10.00%
Payment term from receipt of licensing revenue of royalties payable to counterparty if entity licenses out the program	60 days
Less than 1 year
Commitments and Contingencies
Research and development commitments			8,150,000	8,150,000
Research and development expenditures			€ 1,721,000	€ 1,721,000
Minimum
Commitments and Contingencies
Noncurrent research and development commitments, maturity			2 years
Minimum | ultevursen
Commitments and Contingencies
Percentage of earn-out payments for milestones and sales to be received			5.00%	5.00%
Maximum
Commitments and Contingencies
Noncurrent research and development commitments, maturity			5 years
Maximum | Research and development agreement with RSRT
Commitments and Contingencies
One-time milestone payment due to counterparty following first commercial sale of product | $	$ 40,750,000
Maximum | ultevursen
Commitments and Contingencies
Percentage of earn-out payments for milestones and sales to be received			10.00%	10.00%